Depreciation and Amortisation Expense - Schedule of Depreciation and Amortisation Expense (Details) - AUD ($)	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Depreciation and Amortisation Expense [Abstract]
Amortisation expenses	$ 604,794	$ 599,273
Depreciation on machinery	1,703
Depreciation expense on right-of-use assets		10,001
Total depreciation and amortisation expense	$ 606,497	$ 609,274